Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.0%)
ATN International, Inc.	3,495	197
Care.com, Inc. *	8,374	165
Cincinnati Bell, Inc. *	16,166	154
Cogent Communications Holdings, Inc.	13,396	727
Consolidated Communications Holdings, Inc.	22,862	249
The E.W. Scripps Co. - Class A	18,100	380
Frontier Communications Corp. *	33,819	67
Gannett Co., Inc.	36,761	387
Iridium Communications, Inc. *	31,360	829
The Marcus Corp.	6,917	277
New Media Investment Group, Inc.	17,490	184
QuinStreet, Inc. *	12,477	167
Scholastic Corp.	8,950	356
Spok Holdings, Inc.	5,777	79
TechTarget, Inc. *	7,051	115
Vonage Holdings Corp. *	70,871	712

Total		5,045

Consumer Discretionary (12.9%)
Abercrombie & Fitch Co. - Class A	21,146	580
American Axle & Manufacturing Holdings, Inc. *	35,883	514
American Public Education, Inc. *	5,275	159
Asbury Automotive Group, Inc. *	6,262	434
Ascena Retail Group, Inc. *	55,800	60
Barnes & Noble Education, Inc. *	11,761	49
Barnes & Noble, Inc.	18,329	100
Belmond, Ltd. - Class A *	28,802	718
Big Lots, Inc.	12,862	489
BJ’s Restaurants, Inc.	6,769	320
The Buckle, Inc.	9,131	171
Caleres, Inc.	13,771	340
Callaway Golf Co.	28,529	455
Career Education Corp. *	22,408	370
The Cato Corp. - Class A	7,337	110
Cavco Industries, Inc. *	2,747	323
Chico’s FAS, Inc.	37,467	160

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
The Children’s Place, Inc.	5,201	506
Chuy’s Holdings, Inc. *	5,444	124
Conn’s, Inc. *	7,846	179
Cooper Tire & Rubber Co.	16,081	481
Cooper-Standard Holding, Inc. *	5,208	245
Core-Mark Holding Co., Inc.	14,731	547
Crocs, Inc. *	21,433	552
Dave & Buster’s Entertainment, Inc.	12,411	619
Designer Brands, Inc.	21,922	487
DineEquity, Inc.	5,631	514
Dorman Products, Inc. *	9,325	821
El Pollo Loco Holdings, Inc. *	7,152	93
Ethan Allen Interiors, Inc.	7,939	152
Express, Inc. *	22,008	94
Fiesta Restaurant Group, Inc. *	7,491	98
Fossil Group, Inc. *	14,657	201
Fox Factory Holding Corp. *	12,200	853
GameStop Corp. - Class A	32,748	333
Garrett Motion, Inc. *	23,771	350
Genesco, Inc. *	6,485	295
Gentherm, Inc. *	10,810	398
G-III Apparel Group, Ltd. *	13,473	538
Group 1 Automotive, Inc.	5,596	362
Guess?, Inc.	18,218	357
Haverty Furniture Cos., Inc.	6,095	133
Hibbett Sports, Inc. *	5,873	134
Installed Building Products, Inc. *	6,725	326
iRobot Corp. *	8,927	1,051
J.C. Penney Co., Inc. *	101,517	151
Kirkland’s, Inc. *	4,772	34
La-Z-Boy, Inc.	14,985	494
LCI Industries	7,985	613
LGI Homes, Inc. *	5,980	360
Liquidity Services, Inc. *	8,557	66
Lithia Motors, Inc. - Class A	7,177	666
Lumber Liquidators Holdings, Inc. *	9,192	93
M.D.C. Holdings, Inc.	15,760	458
M/I Homes, Inc. *	8,839	235

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
MarineMax, Inc. *	7,334	141
Meritage Homes Corp. *	11,511	515
Monarch Casino & Resort, Inc. *	3,798	167
Monro Muffler Brake, Inc.	10,631	920
Motorcar Parts of America, Inc. *	6,041	114
Movado Group, Inc.	5,299	193
Nautilus, Inc. *	9,503	53
Office Depot, Inc.	173,739	631
Oxford Industries, Inc.	5,445	410
PetMed Express, Inc.	6,640	151
Red Robin Gourmet Burgers, Inc. *	4,164	120
Regis Corp. *	9,692	191
Rent-A-Center, Inc. *	14,389	300
Restoration Hardware, Inc. *	5,996	617
Ruth’s Hospitality Group, Inc.	9,062	232
Shake Shack, Inc. - Class A *	8,348	494
Shoe Carnival, Inc.	3,222	110
Shutterfly, Inc. *	10,941	445
Shutterstock, Inc. *	5,971	278
Sleep Number Corp. *	9,802	461
Sonic Automotive, Inc. - Class A	7,645	113
Stamps.com, Inc. *	5,291	431
Standard Motor Products, Inc.	6,485	318
Steven Madden, Ltd.	25,107	850
Strategic Education, Inc.	6,984	917
Sturm, Ruger & Co., Inc.	5,607	297
Superior Industries International, Inc.	7,392	35
Tailored Brands, Inc.	16,089	126
The Tile Shop Holdings, Inc.	12,577	71
TopBuild Corp. *	11,165	724
Unifi, Inc. *	4,665	90
Universal Electronics, Inc. *	4,434	165
Vera Bradley, Inc. *	6,791	90
Vista Outdoor, Inc. *	18,496	148
Vitamin Shoppe, Inc. *	5,021	35
William Lyon Homes - Class A *	10,499	161
Wingstop, Inc.	9,421	716
Winnebago Industries, Inc.	9,360	292

Index 600 Stock Portfolio

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Wolverine World Wide, Inc.	29,393	1,050
Zumiez, Inc. *	6,068	151

Total		32,688

Consumer Staples (3.2%)
The Andersons, Inc.	8,454	273
Avon Products, Inc. *	142,089	418
B&G Foods, Inc.	21,080	515
Calavo Growers, Inc.	5,021	421
Cal-Maine Foods, Inc.	9,712	434
Central Garden & Pet Co. *	3,315	85
Central Garden & Pet Co. - Class A *	13,176	306
The Chefs’ Warehouse, Inc. *	7,411	230
Coca-Cola Bottling Co. Consolidated	1,491	429
Darling Ingredients, Inc. *	52,881	1,145
Dean Foods Co.	29,370	89
Inter Parfums, Inc.	5,554	421
J & J Snack Foods Corp.	4,826	767
John B. Sanfilippo & Son, Inc.	2,823	203
Medifast, Inc.	3,812	486
MGP Ingredients, Inc.	4,085	315
Seneca Foods Corp. - Class A *	2,127	52
SpartanNash Co.	11,546	183
United Natural Foods, Inc. *	16,480	218
Universal Corp.	8,019	462
WD-40 Co.	4,440	752

Total		8,204

Energy (4.1%)
Archrock, Inc.	41,883	410
Bonanza Creek Energy, Inc. *	6,008	136
C&J Energy Services, Inc. *	19,731	306
CARBO Ceramics, Inc. *	6,947	24
Carrizo Oil & Gas, Inc. *	27,367	341
CONSOL Energy, Inc. *	8,812	302
Denbury Resources, Inc. *	147,874	303
Diamond Offshore Drilling, Inc. *	20,745	218
Dril-Quip, Inc. *	11,686	536
ERA Group, Inc. *	6,570	76
Exterran Corp. *	10,098	170
Geospace Technologies Corp. *	4,378	57
Green Plains, Inc.	12,389	207
Gulf Island Fabrication, Inc. *	4,452	41

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Energy continued
Gulfport Energy Corp. *	47,633	382
Helix Energy Solutions Group, Inc. *	44,916	355
HighPoint Resources Corp. *	35,493	78
KLX Energy Services Holdings, Inc. *	7,182	181
Laredo Petroleum, Inc. *	48,832	151
Matrix Service Co. *	8,602	168
Nabors Industries, Ltd.	104,858	361
Newpark Resources, Inc. *	28,992	266
Noble Corp. PLC *	79,873	229
Oil States International, Inc. *	19,429	330
Par Pacific Holdings, Inc. *	9,619	171
PDC Energy, Inc. *	21,244	864
Penn Virginia Corp. *	4,317	190
Pioneer Energy Services Corp. *	25,196	45
ProPetro Holding Corp. *	23,827	537
Renewable Energy Group, Inc. *	11,979	263
REX American Resources Corp. *	1,829	147
Ring Energy, Inc. *	19,088	112
SEACOR Holdings, Inc. *	5,538	234
SRC Energy, Inc. *	78,124	400
Superior Energy Services, Inc. *	50,079	234
TETRA Technologies, Inc. *	40,373	94
Unit Corp. *	17,460	249
US Silica Holdings, Inc.	23,494	408
Whiting Petroleum Corp. *	29,224	764

Total		10,340

Financials (16.0%)
Ambac Financial Group, Inc. *	14,562	264
American Equity Investment Life Holding Co.	29,065	785
Ameris Bancorp	12,814	440
AMERISAFE, Inc.	6,189	368
Appollo Commercial Real Estate Finance, Inc.	36,227	659
ARMOUR Residential REIT, Inc.	18,848	368
Axos Financial, Inc. *	17,301	501
Banc of California, Inc.	13,697	190
Banner Corp.	10,034	544
Berkshire Hills Bancorp, Inc.	13,015	355
Blucora, Inc. *	15,481	517

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
Boston Private Financial Holdings, Inc.	26,902	295
Brookline Bancorp, Inc.	25,618	369
Capstead Mortgage Corp.	27,474	236
Central Pacific Financial Corp.	9,268	267
City Holding Co.	5,334	406
Columbia Banking System, Inc.	23,530	769
Community Bank System, Inc.	16,481	985
Customers Bancorp, Inc. *	9,183	168
CVB Financial Corp.	32,816	691
Dime Community Bancshares	9,853	185
Donnelley Financial Solutions, Inc. *	10,957	163
Eagle Bancorp, Inc. *	10,169	511
eHealth, Inc. *	5,891	367
Employers Holdings, Inc.	10,544	423
Encore Capital Group, Inc. *	8,232	224
Enova International, Inc. *	10,756	246
EZCORP, Inc. - Class A *	16,853	157
Fidelity Southern Corp.	7,097	194
First BanCorp	69,768	800
First Commonwealth Financial Corp.	31,679	399
First Financial Bancorp	31,598	760
First Midwest Bancorp, Inc.	34,315	702
FirstCash, Inc.	13,991	1,210
Flagstar Bancorp, Inc.	9,245	304
Franklin Financial Network, Inc.	3,922	114
Glacier Bancorp, Inc.	27,145	1,088
Granite Point Mortgage Trust, Inc.	16,425	305
Great Western Bancorp, Inc.	18,286	578
Greenhill & Co., Inc.	5,649	122
Hanmi Financial Corp.	9,931	211
HCI Group, Inc.	2,186	93
Heritage Financial Corp. of Washington	10,660	321
HomeStreet, Inc. *	8,670	229
Hope Bancorp, Inc.	38,638	505
Horace Mann Educators Corp.	13,163	464
Independent Bank Corp.	11,038	894
INTL FCStone, Inc. *	5,147	200
Invesco Mortgage Capital, Inc.	41,007	648

Index 600 Stock Portfolio

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
James River Group Holdings, Ltd.	9,657	387
LegacyTexas Financial Group, Inc.	14,505	542
Meta Financial Group, Inc.	8,862	174
National Bank Holding Corp. - Class A	8,326	277
The Navigators Group, Inc.	7,469	522
NBT Bancorp, Inc.	14,044	506
New York Mortgage Trust, Inc.	59,604	363
NMI Holdings, Inc. - Class A *	21,334	552
Northfield Bancorp, Inc.	15,186	211
Northwest Bancshares, Inc.	33,300	565
OFG Bancorp	14,002	277
Old National Bancorp	48,379	793
Opus Bank	6,938	137
Oritani Financial Corp.	12,280	204
Pacific Premier Bancorp, Inc.	14,451	383
PennyMac Mortgage Investment Trust	21,823	452
Piper Jaffray Cos., Inc.	4,701	342
PRA Group, Inc. *	14,549	390
Preferred Bank	4,479	201
ProAssurance Corp.	17,226	596
Provident Financial Services, Inc.	19,670	509
Redwood Trust, Inc.	31,027	501
RLI Corp.	12,580	903
S&T Bancorp, Inc.	11,117	440
Safety Insurance Group, Inc.	4,664	406
Seacoast Banking Corp. of Florida *	16,481	434
Selective Insurance Group, Inc.	18,938	1,198
ServisFirst Bancshares, Inc.	14,770	499
Simmons First National Corp. - Class A	29,658	726
Southside Bancshares, Inc.	10,171	338
Stewart Information Services Corp.	7,619	325
Third Point Reinsurance, Ltd. *	23,758	247
Tompkins Financial Corp.	3,984	303
Triumph Bancorp, Inc. *	7,889	232
TrustCo Bank Corp.	31,071	241
United Community Banks, Inc.	25,454	635
United Fire Group, Inc.	6,855	300
United Insurance Holdings Corp.	6,902	110

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
Universal Insurance Holdings, Inc.	10,312	320
Veritex Holdings, Inc.	14,500	351
Virtus Investment Partners, Inc.	2,252	220
Waddell & Reed Financial, Inc. - Class A	24,515	424
Walker & Dunlop, Inc.	8,940	455
Westamerica Bancorporation	8,636	534
WisdomTree Investments, Inc.	37,869	267
World Acceptance Corp. *	2,102	246

Total		40,632

Health Care (10.4%)
Acorda Therapeutics, Inc. *	12,697	169
Addus HomeCare Corp. *	3,239	206
Akorn, Inc. *	30,247	106
AMAG Pharmaceuticals, Inc. *	11,148	144
AMN Healthcare Services, Inc. *	15,052	709
Amphastar Pharmaceuticals, Inc. *	11,103	227
AngioDynamics, Inc. *	11,927	273
ANI Pharmaceuticals, Inc. *	2,664	188
Anika Therapeutics, Inc. *	4,564	138
Assertio Therapeutics, Inc. *	20,535	104
BioTelemetry, Inc. *	10,793	676
Cambrex Corp. *	10,794	419
Cardiovascular Systems, Inc. *	11,184	432
Community Health Systems, Inc. *	37,327	139
Computer Programs and Systems, Inc.	3,844	114
CONMED Corp.	8,317	692
Corcept Therapeutics, Inc. *	33,528	394
CorVel Corp. *	2,933	191
Cross Country Healthcare, Inc. *	11,607	82
CryoLife, Inc. *	10,938	319
Cutera, Inc. *	4,465	79
Cytokinetics, Inc. *	17,571	142
Diplomat Pharmacy, Inc. *	18,178	106
Eagle Pharmaceuticals, Inc. *	3,309	167
Emergent Biosolutions, Inc. *	14,470	731

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Enanta Pharmaceuticals, Inc. *	5,058	483
Endo International PLC *	64,141	515
Ensign Group, Inc.	15,908	814
HealthStream, Inc. *	8,202	230
Heska Corp. *	2,194	187
HMS Holdings Corp. *	27,386	811
Innoviva, Inc. *	21,759	305
Integer Holdings Corp. *	9,608	725
Invacare Corp.	10,661	89
Lannett Co., Inc. *	10,977	86
Lantheus Holdings, Inc. *	12,380	303
LeMaitre Vascular, Inc.	5,094	158
LHC Group, Inc. *	9,380	1,040
Luminex Corp.	13,343	307
Magellan Health, Inc. *	7,684	507
The Medicines Co. *	21,112	590
Medpace Holdings, Inc. *	8,367	493
Meridian Bioscience, Inc.	13,646	240
Merit Medical Systems, Inc. *	17,632	1,090
Momenta Pharmaceuticals, Inc. *	31,637	460
Myriad Genetics, Inc. *	23,532	781
Natus Medical, Inc. *	10,848	275
Neogen Corp. *	16,726	960
NeoGenomics, Inc. *	30,371	621
NextGen Healthcare, Inc. *	15,369	259
Omnicell, Inc. *	13,103	1,059
OraSure Technologies, Inc. *	19,803	221
Orthofix Medical, Inc. *	6,122	345
Owens & Minor, Inc.	19,998	82
Phibro Animal Health Corp. - Class A	6,514	215
Progenics Pharmaceuticals, Inc. *	27,152	126
The Providence Service Corp. *	3,545	236
REGENXBIO, Inc. *	9,825	563
Repligen Corp. *	12,554	742
Select Medical Holdings Corp. *	34,752	490
Spectrum Pharmaceuticals, Inc. *	33,881	362
Supernus Pharmaceuticals, Inc. *	16,803	589
Surmodics, Inc. *	4,330	188
Tabula Rasa HealthCare, Inc. *	5,632	318

Index 600 Stock Portfolio

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Tactile Systems Technology, Inc. *	5,477	289
Tivity Health, Inc. *	15,176	266
US Physical Therapy, Inc.	4,074	428
Vanda Pharmaceuticals, Inc. *	16,907	311
Varex Imaging Corp. *	12,242	415

Total		26,521

Industrials (16.9%)
AAON, Inc.	13,020	601
AAR Corp.	10,482	341
ABM Industries, Inc.	21,264	773
Actuant Corp. - Class A	19,631	478
Aegion Corp. *	10,207	179
Aerojet Rocketdyne Holdings, Inc. *	23,162	823
Aerovironment, Inc. *	6,839	468
Alamo Group, Inc.	3,091	309
Albany International Corp. - Class A	9,314	667
Allegiant Travel Co.	4,131	535
American Woodmark Corp. *	4,822	398
Apogee Enterprises, Inc.	8,728	327
Applied Industrial Technologies, Inc.	12,448	740
ArcBest Corp.	8,212	253
Arcosa, Inc.	15,619	477
Astec Industries, Inc.	7,322	277
Atlas Air Worldwide Holdings, Inc. *	8,269	418
Axon Enterprise, Inc. *	18,893	1,028
AZZ, Inc.	8,378	343
Barnes Group, Inc.	15,174	780
Brady Corp. - Class A	15,777	732
Briggs & Stratton Corp.	13,522	160
Chart Industries, Inc. *	10,148	919
CIRCOR International, Inc. *	6,377	208
Comfort Systems USA, Inc.	11,841	620
Cubic Corp.	9,204	518
DXP Enterprises, Inc. *	5,135	200
Echo Global Logistics, Inc. *	8,934	221
Encore Wire Corp.	6,705	384
EnPro Industries, Inc.	6,675	430
ESCO Technologies, Inc.	8,324	558
Exponent, Inc.	16,539	955
Federal Signal Corp.	19,317	502
Forrester Research, Inc.	3,285	159
Forward Air Corp.	9,246	599
Franklin Electric Co., Inc.	12,335	630
FTI Consulting, Inc. *	12,160	934

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Gibraltar Industries, Inc. *	10,306	419
The Greenbrier Cos., Inc.	10,389	335
Griffon Corp.	11,114	205
Harsco Corp. *	25,546	515
Hawaiian Holdings, Inc.	15,551	408
Heartland Express, Inc.	15,261	294
Heidrick & Struggles International, Inc.	6,097	234
Hillenbrand, Inc.	20,082	834
Hub Group, Inc. - Class A *	10,955	448
Insteel Industries, Inc.	5,865	123
Interface, Inc.	19,094	293
John Bean Technologies Corp.	10,124	930
Kaman Corp.	8,951	523
Kelly Services, Inc. - Class A	10,016	221
Korn / Ferry International	18,202	815
Lindsay Corp.	3,464	335
LSC Communications, Inc.	10,700	70
Lydall, Inc. *	5,635	132
Marten Transport, Ltd.	12,420	221
Matson, Inc.	13,754	496
Matthews International Corp. - Class A	10,236	378
Mercury Systems, Inc. *	15,563	997
Mobile Mini, Inc.	14,351	487
Moog, Inc. - Class A	10,420	906
Mueller Industries, Inc.	18,185	570
Multi-Color Corp.	4,481	224
MYR Group, Inc. *	5,320	184
National Presto Industries, Inc.	1,614	175
Navigant Consulting, Inc.	13,013	253
Orion Group Holdings, Inc. *	9,303	27
Patrick Industries, Inc. *	7,283	330
PGT Innovations, Inc. *	18,654	258
Powell Industries, Inc.	2,814	75
Proto Labs, Inc. *	8,666	911
Quanex Building Products Corp.	10,695	170
Raven Industries, Inc.	11,547	443
Resources Connection, Inc.	9,577	158
RR Donnelley & Sons Co.	22,623	107
Saia, Inc. *	8,300	507
Simpson Manufacturing Co., Inc.	12,961	768
SkyWest, Inc.	16,583	900
SPX Corp. *	13,970	486
SPX Flow, Inc. *	13,666	436

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Standex International Corp.	4,064	298
Team, Inc. *	9,658	169
Tennant Co.	5,819	361
Tetra Tech, Inc.	17,732	1,057
Titan International, Inc.	16,164	97
Triumph Group, Inc.	16,016	305
TrueBlue, Inc. *	12,870	304
UniFirst Corp.	4,957	761
Universal Forest
Products, Inc.	19,556	585
US Ecology, Inc.	7,088	397
Veritiv Corp. *	4,085	108
Viad Corp.	6,488	365
Vicor Corp. *	5,209	162
Wabash National Corp.	17,712	240
WageWorks, Inc. *	12,730	481
Watts Water Technologies, Inc. - Class A	8,871	717

Total		42,952

Information Technology (13.9%)
3D Systems Corp. *	36,721	395
8x8, Inc. *	30,720	621
ADTRAN, Inc.	15,344	210
Advanced Energy Industries, Inc. *	12,269	610
Agilysys, Inc. *	5,669	120
Alarm.com Holdings, Inc. *	11,296	733
Anixter International, Inc. *	9,248	519
Applied Optoelectronics, Inc. *	6,066	74
Arlo Technologies, Inc. *	23,847	98
Axcelis Technologies, Inc. *	10,457	210
Badger Meter, Inc.	9,350	520
Bel Fuse, Inc. - Class B	3,235	82
Benchmark Electronics, Inc.	13,057	343
Bottomline Technologies, Inc. *	12,032	603
Brooks Automation, Inc.	22,789	668
Cabot Microelectronics Corp.	9,299	1,041
CalAmp Corp. *	11,003	138
Cardtronics PLC *	12,034	428
CEVA, Inc. *	7,034	190
Cohu, Inc.	13,071	193
Comtech Telecommunications Corp.	7,678	178
Control4 Corp. *	8,517	144
Cray, Inc. *	13,132	342
CSG Systems International, Inc.	10,594	448

Index 600 Stock Portfolio

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
CTS Corp.	10,513	309
Daktronics, Inc.	12,721	95
Diebold, Inc. *	24,589	272
Digi International, Inc. *	8,888	113
Diodes, Inc. *	13,127	456
DSP Group, Inc. *	6,202	87
Ebix, Inc.	7,063	349
Electronics for Imaging, Inc. *	13,695	368
ePlus, Inc. *	4,371	387
EVERTEC, Inc.	19,293	537
Exlservice Holdings, Inc. *	11,023	662
Extreme Networks, Inc. *	37,498	281
Fabrinet *	11,834	620
FARO Technologies, Inc. *	5,541	243
Finisar Corp. *	37,865	877
FormFactor, Inc. *	23,919	385
Harmonic, Inc. *	28,480	154
Ichor Holdings, Ltd. *	7,141	161
II-VI, Inc. *	19,138	713
Insight Enterprises, Inc. *	11,402	628
Itron, Inc. *	10,792	503
KEMET Corp.	18,559	315
Knowles Corp. *	28,974	511
Kopin Corp. *	21,693	29
Kulicke and Soffa Industries, Inc.	21,242	470
LivePerson, Inc. *	18,891	548
ManTech International Corp. - Class A	8,537	461
MaxLinear, Inc. - Class A *	20,328	519
Methode Electronics, Inc. - Class A	11,879	342
MicroStrategy, Inc. - Class A *	2,647	382
Monotype Imaging Holdings, Inc.	13,192	262
MTS Systems Corp.	5,749	313
Nanometrics, Inc. *	7,857	243
NETGEAR, Inc. *	10,118	335
NIC, Inc.	21,400	366
OneSpan, Inc. *	10,076	194
OSI Systems, Inc. *	5,397	473
Park Electrochemical Corp.	6,187	97
PDF Solutions, Inc. *	8,914	110
Perficient, Inc. *	10,654	292
Photronics, Inc. *	21,532	203
Plexus Corp. *	9,928	605
Power Integrations, Inc.	9,282	649
Progress Software Corp.	14,502	643
Qualys, Inc. *	10,876	900
Rambus, Inc. *	35,020	366
Rogers Corp. *	5,922	941

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Rudolph Technologies, Inc. *	9,926	226
Sanmina Corp. *	21,977	634
ScanSource, Inc. *	8,254	296
Semtech Corp. *	21,135	1,076
SMART Global Holdings, Inc. *	4,035	77
SolarEdge Technologies, Inc. *	14,264	537
SPS Commerce, Inc. *	5,704	605
Sykes Enterprises, Inc. *	12,778	361
TiVo Corp.	40,080	374
Travelport Worldwide, Ltd.	42,141	663
TTEC Holdings, Inc.	4,451	161
TTM Technologies, Inc. *	29,836	350
Ultra Clean Holdings, Inc. *	12,530	130
Unisys Corp. *	16,387	191
Veeco Instruments, Inc. *	15,428	167
Viavi Solutions, Inc. *	73,223	907
Virtusa Corp. *	8,841	473
Xperi Corp.	15,625	366

Total		35,271

Materials (4.1%)
AdvanSix, Inc. *	9,322	266
AK Steel Holding Corp. *	101,584	279
American Vanguard Corp.	8,569	148
Balchem Corp.	10,365	962
Boise Cascade Co.	12,432	333
Century Aluminum Co. *	15,845	141
Clearwater Paper Corp. *	5,287	103
Ferro Corp. *	26,807	507
FutureFuel Corp.	8,288	111
H.B. Fuller Co.	16,333	794
Hawkins, Inc.	3,088	114
Haynes International, Inc.	4,020	132
Innophos Holdings, Inc.	6,299	190
Innospec, Inc.	7,847	654
Kaiser Aluminum Corp.	5,169	541
Koppers Holdings, Inc. *	6,599	171
Kraton Corp. *	10,253	330
Livent Corp. *	46,889	576
LSB Industries, Inc. *	6,569	41
Materion Corp.	6,500	371
Mercer International, Inc.	13,820	187
Myers Industries, Inc.	11,354	194
Neenah Paper, Inc.	5,415	348
Olympic Steel, Inc.	2,934	47
P.H. Glatfelter	14,135	200

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Materials continued
Quaker Chemical Corp.	4,284	858
Rayonier Advanced Materials, Inc.	15,826	215
Schulman, Inc. - Contingent Value Rights *,Æ	8,527	16
Schweitzer-Mauduit International, Inc.	9,923	384
Stepan Co.	6,508	570
SunCoke Energy, Inc. *	20,797	177
TimkenSteel Corp. *	12,612	137
Tredegar Corp.	8,204	132
US Concrete, Inc. *	5,079	210

Total		10,439

Real Estate (7.2%)
Acadia Realty Trust	26,191	714
Agree Realty Corp.	12,068	837
American Assets Trust, Inc.	12,159	558
Armada Hoffler Properties, Inc.	16,165	252
CareTrust REIT, Inc.	28,534	669
CBL & Associates Properties, Inc.	55,709	86
Cedar Realty Trust, Inc.	27,663	94
Chatham Lodging Trust	14,952	288
Chesapeake Lodging Trust	19,515	543
Community Healthcare Trust, Inc.	5,711	205
DiamondRock Hospitality Co.	64,679	700
Easterly Government Properties, Inc.	19,559	352
EastGroup Properties, Inc.	11,715	1,308
Four Corners Property Trust, Inc.	21,951	650
Franklin Street Properties Corp.	34,438	248
Getty Realty Corp.	10,894	349
Global Net Lease, Inc.	26,926	509
Hersha Hospitality Trust	11,578	198
HFF, Inc. - Class A *	12,612	602
Independence Realty Trust, Inc.	28,665	309
Innovative Industrial Properties, Inc.	3,140	256
iStar, Inc.	21,890	184
Kite Realty Group Trust	26,920	430
Lexington Realty Trust	67,173	609
LTC Properties, Inc.	12,754	584
Marcus & Millichap, Inc. *	6,885	280
National Storage Affiliates Trust	18,210	519
NorthStar Realty Europe Corp.	15,998	278

Index 600 Stock Portfolio

Common Stocks (92.6%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Office Properties Income Trust	15,443	427
Pennsylvania Real Estate Investment Trust	20,778	131
PS Business Parks, Inc.	6,415	1,006
RE/MAX Holdings, Inc. - Class A	5,702	220
Retail Opportunity Investments Corp.	36,607	635
RPT Realty	25,742	309
Saul Centers, Inc.	3,718	191
Summit Hotel Properties, Inc.	33,652	384
Universal Health Realty Income Trust	4,061	307
Urstadt Biddle Properties, Inc. - Class A	9,607	198
Washington Prime Group, Inc.	59,759	338
Washington Real Estate Investment Trust	25,671	729
Whitestone REIT	12,775	154
Xenia Hotels & Resorts, Inc.	36,183	793

Total		18,433

Utilities (1.9%)
American States Water Co.	11,810	842
Avista Corp.	21,105	857
California Water Service Group	15,437	838
El Paso Electric Co.	13,084	770
Northwest Natural Holding Co.	9,280	609
South Jersey Industries, Inc.	29,648	951

Total		4,867

Total Common Stocks (Cost: $209,143)		235,392

Investment Companies (2.4%)
Investment Companies (2.4%)
iShares Core S&P Small-Cap ETF	78,811	6,080

Total		6,080

Total Investment Companies (Cost: $6,202)		6,080

Short-Term Investments (4.8%)
Commercial Paper (4.4%)
General Mills, Inc.
0.000%, 4/1/19 144A	500,000	500
0.000%, 4/3/19 144A	1,000,000	1,000

Short-Term Investments (4.8%)	Shares/ Par +	Value $ (000’s)
Commercial Paper continued
Kellogg Co.
0.000%, 4/10/19 144A	1,000,000	999
Marriott International, Inc.
0.000%, 4/15/19 144A	500,000	500
0.000%, 4/17/19 144A	500,000	499
Mondelez International, Inc.
0.000%, 4/1/19 144A	1,900,000	1,900
0.000%, 4/11/19 144A	500,000	499
0.000%, 4/18/19 144A	500,000	499
Pfizer, Inc.
0.000%, 4/9/19 144A	1,000,000	999
The Southern Co.
0.000%, 4/23/19 144A	1,000,000	998
TWDC Holdco 613 Corp.
0.000%, 4/26/19 144A	1,000,000	998
United Parcel Service, Inc.
0.000%, 6/27/19 144A	1,000,000	994
Walmart, Inc.
0.000%, 4/8/19 144A	1,000,000	999

Total		11,384

Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390% #	394,543	395

Total		395

US Government & Agencies (0.2%)
Federal Home Loan Bank
0.000%, 4/26/19 ß	600,000	599

Total		599

Total Short-Term Investments (Cost: $12,378)		12,378

Total Investments (99.8%) (Cost: $227,723)@		253,850

Other Assets, Less Liabilities (0.2%)		401

Net Assets (100.0%)		254,251

Index 600 Stock Portfolio

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
S&P SmallCap 600 Index	Morgan Stanley	1-Month USD LIBOR + 28.5 basis points	S&P SmallCap 600 Index	5/19	12,819	$(493)	$(493)

						$(493)	$(493)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	—	—	—	—	$(493)	$(493)

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 3/31/2019.
ß

Cash or securities with an aggregate value of $599 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2019.

@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $227,723 and the net unrealized appreciation of investments based on that cost was $25,634 which is comprised of $48,079 aggregate gross unrealized appreciation and $22,445 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Materials	$10,423	$—	$16
All Others	224,953	—	—
Investment Companies	6,080	—	—
Short-Term Investments
Money Market Funds	395	—	—
All Others	—	11,983	—

Total Assets:	$241,851	$11,983	$16

Liabilities:
Other Financial Instruments^
Total Return Swaps	—	(493)	—

Total Liabilities:	$—	$(493)	$—

^

Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand